Proposed Public Offering - Trust Account (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Interest expense net	$ 11,311,000	$ 2,000	$ 19,077,000	$ 5,000	$ 6,000	$ 8,000
Landcadia Holdings II, Inc
Subsidiary or Equity Method Investee [Line Items]
Withdrawal of interest to pay taxes obligations			100,000		100,000
Net tangible assets	$ 5,000,001		$ 5,000,001		$ 5,000,001